Non-Current Advance to a Third Party (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Current Advance to a Third Party (Details) [Line Items]
Contract price installment payment, description			As of December 31, 2021, the total contract price was approximately $472,000 and shall be paid using installment payment method (30% within 30 working days after the signing of this contract, 50% within 30 working days upon launching of the official version, and 20% within 90 working days upon launching of the official version).
Forecast [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Final payment	$ 138,283
Product Development [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Development costs		$ 333,717
Software Development [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Development costs		$ 138,283